OPERATING COSTS	12 Months Ended
Dec. 31, 2020
Operating Costs [Abstract]
OPERATING COSTS	OPERATING COSTS

	Years ended December 31
(In millions of dollars)	2020	2019

Cost of equipment sales	1,946	2,254
Merchandise for resale	261	242
Other external purchases	4,005	4,360
Employee salaries, benefits, and stock-based compensation [1]	1,847	2,005

Total operating costs	8,059	8,861
[1]    Net of government grants received (see note 2).